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THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED
SEPTEMBER 1, 2000, TO MAY 1, 2000 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR VARIABLE IMMEDIATE ANNUITY
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     This supplement modifies certain information in the above-referenced prospectus and SAI, as supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

Effective October 6, 2000, the name of the Alliance Equity Index variable investment option has been changed to "EQ Equity 500 Index", which reflects the corresponding name change of the underlying EQ Advisors Trust portfolio. All references to this variable investment option and the corresponding portfolio in the Prospectus are hereby changed to the new name.





127576 VIA

888-1290                                                   Cat. No. 128752(9/00)